Loans and Related Allowance for Credit Losses, Unfunded Credit Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	$ 609,565	$ 603,507
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	414,452	408,894
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	401,947	388,043
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	12,505	20,851
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	195,113	194,613
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	23,872	29,754
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable line of credit facility remaining borrowing capacity	22,500	28,600
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	163,256	156,012
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	7,985	8,847
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Letters of credit outstanding, amount	$ 968	$ 1,100